Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Fidelity Freedom Blend 2040 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.26%
Since Inception	2.08%	[1]
Fidelity Freedom Blend 2040 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.62%
Since Inception	0.39%	[1]
Fidelity Freedom Blend 2040 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.31%
Since Inception	1.28%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	7.61%
F0270
Average Annual Return:
Past 1 year	19.58%
Since Inception	2.49%

[1]	A From April 6, 2021 .